Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation	$ 615	$ 1,100	$ 319	$ 507	$ 259	$ 800
Property and equipment net book value	39,900	20,300				4,700
Construction costs	26,500	10,300
Leases cost	10,600	7,300
Construction in progress	$ 379	$ 247	$ 206	$ 68	$ 37	$ 33